Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Entity Central Index Key	0000799704
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000024716
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities with dividend growth potential.

Top Contributors to Performance

  An overweight allocation and security selection in the Health Care sector had a positive contribution on Fund relative performance. Top individual holdings in the sector that contributed to performance included Amgen, AstraZeneca, and McKesson Corporation.

  Stock selection in the Information Technology sector was another area of relative strength, led by robust performance from Arista Networks, TD SYNNEX Corp., and Microsoft.

  Stock selection in the Industrials sector was also a positive relative contributor to Fund performance, driven by RTX Corporation, GE Vernova, and GE Aerospace.

Top Detractors from Performance

  The Fund’s largest relative detractor was stock selection in the Consumer Discretionary sector, driven by Nike, Darden Restaurants, Bath and Body Works, and Whirlpool.

  Stock selection and an underweight allocation in the Communication Services sector was another area of relative weakness, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

  Stock selection in the Financials sector also lagged the Index, driven by KKR & Co., Citigroup, and Berkshire Hathaway.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	S&P 500 Index	Russell 1000® Value Index	Russell 3000® Index	Morningstar Large Value Funds Category Average
11/30/2015	$9,451	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,830	$10,806	$11,202	$10,831	$10,945
11/30/2017	$11,508	$13,277	$12,863	$13,243	$12,776
11/30/2018	$11,445	$14,111	$13,243	$13,975	$13,082
11/30/2019	$12,176	$16,384	$14,744	$16,140	$14,426
11/30/2020	$12,792	$19,244	$14,998	$19,210	$14,669
11/30/2021	$15,369	$24,617	$18,334	$24,270	$18,024
11/30/2022	$15,370	$22,350	$18,779	$21,648	$18,799
11/30/2023	$15,364	$25,443	$19,033	$24,378	$19,119
11/30/2024	$19,452	$34,066	$24,660	$32,784	$24,434
11/30/2025	$20,834	$39,175	$26,448	$37,239	$26,222

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	1.23%	9.01%	7.62%
Class A Shares without sales load	7.10%	10.25%	8.22%
S&P 500 IndexFootnote Reference1	15.00%	15.28%	14.63%
Russell 1000® Value Index	7.25%	12.02%	10.21%
Russell 3000® Index	13.59%	14.16%	14.05%
Morningstar Large Value Funds Category Average	7.26%	12.31%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 761,988,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,424,550
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,988,161 Number of Investments65 Portfolio Turnover115% Total Advisory Fees Paid$4,424,550
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
International Equity Securities	9.4%
Domestic Equity Securities	89.9%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	2.1%
Communication Services	3.8%
Energy	5.3%
Real Estate	5.3%
Information Technology	5.9%
Consumer Discretionary	8.4%
Industrials	8.5%
Consumer Staples	10.7%
Utilities	13.0%
Health Care	16.6%
Financials	20.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.

Effective July 8, 2025, Eric Triplett no longer serves as a portfolio manager of the Fund and Richard Wallach was added as a portfolio manager of the Fund.

Effective October 27, 2025, Stephen K. Gutch no longer serves as a portfolio manager of the Fund.

Material Fund Change Name [Text Block]

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]	Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024718
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$196	1.90%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities with dividend growth potential.

Top Contributors to Performance

  An overweight allocation and security selection in the Health Care sector had a positive contribution on Fund relative performance. Top individual holdings in the sector that contributed to performance included Amgen, AstraZeneca, and McKesson Corporation.

  Stock selection in the Information Technology sector was another area of relative strength, led by robust performance from Arista Networks, TD SYNNEX Corp., and Microsoft.

  Stock selection in the Industrials sector was also a positive relative contributor to Fund performance, driven by RTX Corporation, GE Vernova, and GE Aerospace.

Top Detractors from Performance

  The Fund’s largest relative detractor was stock selection in the Consumer Discretionary sector, driven by Nike, Darden Restaurants, Bath and Body Works, and Whirlpool.

  Stock selection and an underweight allocation in the Communication Services sector was another area of relative weakness, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

  Stock selection in the Financials sector also lagged the Index, driven by KKR & Co., Citigroup, and Berkshire Hathaway.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	S&P 500 Index	Russell 1000® Value Index	Russell 3000® Index	Morningstar Large Value Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,318	$10,806	$11,202	$10,831	$10,945
11/30/2017	$11,991	$13,277	$12,863	$13,243	$12,776
11/30/2018	$11,837	$14,111	$13,243	$13,975	$13,082
11/30/2019	$12,494	$16,384	$14,744	$16,140	$14,426
11/30/2020	$13,028	$19,244	$14,998	$19,210	$14,669
11/30/2021	$15,533	$24,617	$18,334	$24,270	$18,024
11/30/2022	$15,413	$22,350	$18,779	$21,648	$18,799
11/30/2023	$15,287	$25,443	$19,033	$24,378	$19,119
11/30/2024	$19,355	$34,066	$24,660	$32,784	$24,434
11/30/2025	$20,730	$39,175	$26,448	$37,239	$26,222

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	5.30%	9.39%	7.56%
Class C Shares without sales load	6.23%	9.39%	7.56%
S&P 500 IndexFootnote Reference1	15.00%	15.28%	14.63%
Russell 1000® Value Index	7.25%	12.02%	10.21%
Russell 3000® Index	13.59%	14.16%	14.05%
Morningstar Large Value Funds Category Average	7.26%	12.31%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 761,988,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,424,550
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,988,161 Number of Investments65 Portfolio Turnover115% Total Advisory Fees Paid$4,424,550
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
International Equity Securities	9.4%
Domestic Equity Securities	89.9%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	2.1%
Communication Services	3.8%
Energy	5.3%
Real Estate	5.3%
Information Technology	5.9%
Consumer Discretionary	8.4%
Industrials	8.5%
Consumer Staples	10.7%
Utilities	13.0%
Health Care	16.6%
Financials	20.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.

Effective July 8, 2025, Eric Triplett no longer serves as a portfolio manager of the Fund and Richard Wallach was added as a portfolio manager of the Fund.

Effective October 27, 2025, Stephen K. Gutch no longer serves as a portfolio manager of the Fund.

Material Fund Change Name [Text Block]

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]	Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024719
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$143	1.38%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities with dividend growth potential.

Top Contributors to Performance

  An overweight allocation and security selection in the Health Care sector had a positive contribution on Fund relative performance. Top individual holdings in the sector that contributed to performance included Amgen, AstraZeneca, and McKesson Corporation.

  Stock selection in the Information Technology sector was another area of relative strength, led by robust performance from Arista Networks, TD SYNNEX Corp., and Microsoft.

  Stock selection in the Industrials sector was also a positive relative contributor to Fund performance, driven by RTX Corporation, GE Vernova, and GE Aerospace.

Top Detractors from Performance

  The Fund’s largest relative detractor was stock selection in the Consumer Discretionary sector, driven by Nike, Darden Restaurants, Bath and Body Works, and Whirlpool.

  Stock selection and an underweight allocation in the Communication Services sector was another area of relative weakness, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

  Stock selection in the Financials sector also lagged the Index, driven by KKR & Co., Citigroup, and Berkshire Hathaway.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class F Shares with sales load	S&P 500 Index	Russell 1000® Value Index	Russell 3000® Index	Morningstar Large Value Funds Category Average
11/30/2015	$9,901	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,267	$10,806	$11,202	$10,831	$10,945
11/30/2017	$11,990	$13,277	$12,863	$13,243	$12,776
11/30/2018	$11,900	$14,111	$13,243	$13,975	$13,082
11/30/2019	$12,621	$16,384	$14,744	$16,140	$14,426
11/30/2020	$13,228	$19,244	$14,998	$19,210	$14,669
11/30/2021	$15,855	$24,617	$18,334	$24,270	$18,024
11/30/2022	$15,811	$22,350	$18,779	$21,648	$18,799
11/30/2023	$15,762	$25,443	$19,033	$24,378	$19,119
11/30/2024	$19,906	$34,066	$24,660	$32,784	$24,434
11/30/2025	$21,265	$39,175	$26,448	$37,239	$26,222

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	4.82%	9.74%	7.84%
Class F Shares without sales load	6.82%	9.96%	7.94%
S&P 500 IndexFootnote Reference1	15.00%	15.28%	14.63%
Russell 1000® Value Index	7.25%	12.02%	10.21%
Russell 3000® Index	13.59%	14.16%	14.05%
Morningstar Large Value Funds Category Average	7.26%	12.31%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 761,988,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,424,550
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,988,161 Number of Investments65 Portfolio Turnover115% Total Advisory Fees Paid$4,424,550
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
International Equity Securities	9.4%
Domestic Equity Securities	89.9%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	2.1%
Communication Services	3.8%
Energy	5.3%
Real Estate	5.3%
Information Technology	5.9%
Consumer Discretionary	8.4%
Industrials	8.5%
Consumer Staples	10.7%
Utilities	13.0%
Health Care	16.6%
Financials	20.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.

Effective July 8, 2025, Eric Triplett no longer serves as a portfolio manager of the Fund and Richard Wallach was added as a portfolio manager of the Fund.

Effective October 27, 2025, Stephen K. Gutch no longer serves as a portfolio manager of the Fund.

Material Fund Change Name [Text Block]

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]	Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000114966
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LEISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities with dividend growth potential.

Top Contributors to Performance

  An overweight allocation and security selection in the Health Care sector had a positive contribution on Fund relative performance. Top individual holdings in the sector that contributed to performance included Amgen, AstraZeneca, and McKesson Corporation.

  Stock selection in the Information Technology sector was another area of relative strength, led by robust performance from Arista Networks, TD SYNNEX Corp., and Microsoft.

  Stock selection in the Industrials sector was also a positive relative contributor to Fund performance, driven by RTX Corporation, GE Vernova, and GE Aerospace.

Top Detractors from Performance

  The Fund’s largest relative detractor was stock selection in the Consumer Discretionary sector, driven by Nike, Darden Restaurants, Bath and Body Works, and Whirlpool.

  Stock selection and an underweight allocation in the Communication Services sector was another area of relative weakness, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

  Stock selection in the Financials sector also lagged the Index, driven by KKR & Co., Citigroup, and Berkshire Hathaway.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index	Russell 1000® Value Index	Russell 3000® Index	Morningstar Large Value Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,428	$10,806	$11,202	$10,831	$10,945
11/30/2017	$12,239	$13,277	$12,863	$13,243	$12,776
11/30/2018	$12,203	$14,111	$13,243	$13,975	$13,082
11/30/2019	$13,008	$16,384	$14,744	$16,140	$14,426
11/30/2020	$13,701	$19,244	$14,998	$19,210	$14,669
11/30/2021	$16,504	$24,617	$18,334	$24,270	$18,024
11/30/2022	$16,544	$22,350	$18,779	$21,648	$18,799
11/30/2023	$16,576	$25,443	$19,033	$24,378	$19,119
11/30/2024	$21,039	$34,066	$24,660	$32,784	$24,434
11/30/2025	$22,579	$39,175	$26,448	$37,239	$26,222

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	7.32%	10.51%	8.48%
S&P 500 IndexFootnote Reference1	15.00%	15.28%	14.63%
Russell 1000® Value Index	7.25%	12.02%	10.21%
Russell 3000® Index	13.59%	14.16%	14.05%
Morningstar Large Value Funds Category Average	7.26%	12.31%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 761,988,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,424,550
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,988,161 Number of Investments65 Portfolio Turnover115% Total Advisory Fees Paid$4,424,550
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
International Equity Securities	9.4%
Domestic Equity Securities	89.9%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	2.1%
Communication Services	3.8%
Energy	5.3%
Real Estate	5.3%
Information Technology	5.9%
Consumer Discretionary	8.4%
Industrials	8.5%
Consumer Staples	10.7%
Utilities	13.0%
Health Care	16.6%
Financials	20.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.

Effective July 8, 2025, Eric Triplett no longer serves as a portfolio manager of the Fund and Richard Wallach was added as a portfolio manager of the Fund.

Effective October 27, 2025, Stephen K. Gutch no longer serves as a portfolio manager of the Fund.

Material Fund Change Name [Text Block]

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]	Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000123387
Shareholder Report [Line Items]
Fund Name	Federated Hermes Strategic Dividend Growth Fund, Inc.
Class Name	Class R Shares
Trading Symbol	FDERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Strategic Dividend Growth Fund, Inc. (the "Fund") for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Value Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities with dividend growth potential.

Top Contributors to Performance

  An overweight allocation and security selection in the Health Care sector had a positive contribution on Fund relative performance. Top individual holdings in the sector that contributed to performance included Amgen, AstraZeneca, and McKesson Corporation.

  Stock selection in the Information Technology sector was another area of relative strength, led by robust performance from Arista Networks, TD SYNNEX Corp., and Microsoft.

  Stock selection in the Industrials sector was also a positive relative contributor to Fund performance, driven by RTX Corporation, GE Vernova, and GE Aerospace.

Top Detractors from Performance

  The Fund’s largest relative detractor was stock selection in the Consumer Discretionary sector, driven by Nike, Darden Restaurants, Bath and Body Works, and Whirlpool.

  Stock selection and an underweight allocation in the Communication Services sector was another area of relative weakness, as top performers in the Index did not offer a dividend yield high enough to warrant inclusion in the Fund.

  Stock selection in the Financials sector also lagged the Index, driven by KKR & Co., Citigroup, and Berkshire Hathaway.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	S&P 500 Index	Russell 1000® Value Index	Russell 3000® Index	Morningstar Large Value Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,380	$10,806	$11,202	$10,831	$10,945
11/30/2017	$12,132	$13,277	$12,863	$13,243	$12,776
11/30/2018	$12,044	$14,111	$13,243	$13,975	$13,082
11/30/2019	$12,793	$16,384	$14,744	$16,140	$14,426
11/30/2020	$13,412	$19,244	$14,998	$19,210	$14,669
11/30/2021	$16,088	$24,617	$18,334	$24,270	$18,024
11/30/2022	$16,060	$22,350	$18,779	$21,648	$18,799
11/30/2023	$16,020	$25,443	$19,033	$24,378	$19,119
11/30/2024	$20,242	$34,066	$24,660	$32,784	$24,434
11/30/2025	$21,631	$39,175	$26,448	$37,239	$26,222

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	6.86%	10.03%	8.02%
S&P 500 IndexFootnote Reference1	15.00%	15.28%	14.63%
Russell 1000® Value Index	7.25%	12.02%	10.21%
Russell 3000® Index	13.59%	14.16%	14.05%
Morningstar Large Value Funds Category Average	7.26%	12.31%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 761,988,161
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 4,424,550
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$761,988,161 Number of Investments65 Portfolio Turnover115% Total Advisory Fees Paid$4,424,550
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	0.7%
International Equity Securities	9.4%
Domestic Equity Securities	89.9%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	2.1%
Communication Services	3.8%
Energy	5.3%
Real Estate	5.3%
Information Technology	5.9%
Consumer Discretionary	8.4%
Industrials	8.5%
Consumer Staples	10.7%
Utilities	13.0%
Health Care	16.6%
Financials	20.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.

Effective July 8, 2025, Eric Triplett no longer serves as a portfolio manager of the Fund and Richard Wallach was added as a portfolio manager of the Fund.

Effective October 27, 2025, Stephen K. Gutch no longer serves as a portfolio manager of the Fund.

Material Fund Change Name [Text Block]

Effective October 27, 2025, the Fund changed its name from Federated Hermes Equity Income Fund, Inc. to Federated Hermes Strategic Dividend Growth Fund, Inc. and Michael R. Tucker and Darren Catanzaro, CFA, have been added to the Fund’s portfolio management team.

Material Fund Change Strategies [Text Block]	Effective October 27, 2025, the Fund shifted its investment strategies from traditional value to dividend-focused.
Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation